GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 47.8%
Aerospace & Defense(a) – 0.9%
Spirit AeroSystems, Inc.
$6,285,000	4.600%		06/15/28	$ 5,351,489
1,170,000	9.375	(b)	11/30/29	1,253,573
The Boeing Co.
1,875,000	3.450		11/01/28	1,722,281
3,432,000	5.150		05/01/30	3,403,926
1,652,000	5.805		05/01/50	1,661,895
TransDigm, Inc.
3,300,000	5.500		11/15/27	3,124,902
315,000	4.625		01/15/29	281,166
266,000	4.875		05/01/29	239,419
Triumph Group, Inc.
2,885,000	7.750		08/15/25	2,791,988
2,055,000	9.000	(b)	03/15/28	2,113,321

				21,943,960

Agriculture – 0.3%
BAT Capital Corp.(a)
7,000,000	4.390		08/15/37	5,539,100
MHP SE
270,000	7.750		05/10/24	182,083
550,000	7.750	(b)	05/10/24	370,909

				6,092,092

Airlines – 0.7%
Allegiant Travel Co.(a)(b)
1,035,000	7.250		08/15/27	1,023,998
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
1,717,000	5.750		04/20/29	1,664,339
Azul Secured Finance LLP(a)
200,000	11.930		08/28/28	200,250
Delta Air Lines, Inc.(a)
3,600,000	7.375		01/15/26	3,736,656
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(b)
2,155,000	5.750		01/20/26	2,035,053
United Airlines, Inc.(a)(b)
1,625,000	4.375		04/15/26	1,539,184
2,080,000	4.625		04/15/29	1,885,686
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)
1,295,000	9.500		06/01/28	1,238,344
3,525,000	6.375	(b)	02/01/30	2,982,996

				16,306,506

Automotive – 1.6%
Adient Global Holdings Ltd.(a)(b)
2,000,000	7.000		04/15/28	2,018,640
BorgWarner, Inc.(b)
2,000,000	5.000		10/01/25	1,967,760
Clarios Global LP/Clarios U.S. Finance Co.(a)(b)
1,850,000	8.500		05/15/27	1,873,125
Dana, Inc.(a)
2,075,000	4.250		09/01/30	1,774,436
Dealer Tire LLC/DT Issuer LLC(a)(b)
5,637,000	8.000		02/01/28	5,209,264

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Ford Motor Co.(a)
	$3,726,000	3.250%		02/12/32	$ 2,944,248
Ford Motor Credit Co. LLC(a)
	400,000	4.687		06/09/25	387,120
	4,260,000	3.375		11/13/25	3,983,143
	3,111,000	4.950		05/28/27	2,953,459
	1,640,000	3.815		11/02/27	1,472,589
General Motors Co.(a)
	3,000,000	6.600		04/01/36	3,112,890
General Motors Financial Co., Inc.(a)
	1,975,000	5.650		01/17/29	1,971,149
	4,100,000	3.100		01/12/32	3,348,429
Hyundai Capital America(a)
	4,050,000	5.700		06/26/30	4,031,208

					37,047,460

Banks – 5.2%
Absa Group Ltd.(a)(c) (5 year CMT + 5.411%)
	960,000	6.375		05/27/26	887,530
Access Bank PLC(b)
	900,000	6.125		09/21/26	781,326
Alfa Bank AO Via Alfa Bond Issuance PLC(c)(d)(e) (5 year CMT + 4.546%)
	360,000	5.950		04/15/30	—
Banca Transilvania SA(a)(c) (1 year EURIBOR ICE Swap + 5.580%)
EUR	650,000	8.875		04/27/27	743,262
Banco BBVA Peru SA(a)(c) (5 year CMT + 2.750%)
	$190,000	5.250		09/22/29	185,071
Banco Continental SAECA(a)
	1,210,000	2.750		12/10/25	1,096,272
Banco Davivienda SA(a)(b)(c) (10 year CMT + 5.097%)
	220,000	6.650		04/22/31	171,754
Banco de Bogota SA
	740,000	6.250		05/12/26	719,724
Banco do Brasil SA(a)(c) (10 year CMT + 4.398%)
	670,000	6.250		04/15/24	613,888
Banco Industrial SA(a)(b)(c) (5 year CMT + 4.442%)
	930,000	4.875		01/29/31	865,012
Banco Internacional del Peru SAA Interbank(a)(c) (5 year CMT + 3.711%)
	790,000	4.000		07/08/30	725,489
Banco Mercantil del Norte SA(a)(c)
(5 year CMT + 4.643%)
	340,000	5.875	(b)	01/24/27	291,550
(5 year CMT + 4.643%)
	460,000	5.875		01/24/27	394,450
(5 year CMT + 4.967%)
	690,000	6.750		09/27/24	673,319
Banco Santander SA
	2,000,000	3.490		05/28/30	1,755,480
(1 year CMT + 1.600%)
	3,600,000	3.225	(a)(c)	11/22/32	2,867,868
Bank Hapoalim BM(a)(b)(c) (5 year CMT + 2.155%)
	820,000	3.255		01/21/32	700,920

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank Leumi Le-Israel BM(a)(b)(c) (5 year CMT + 1.631%)
$1,230,000	3.275%		01/29/31	$ 1,097,480
Bank of America Corp.(a)(c)
(3M USD SOFR + 4.159%)
4,000,000	6.100		03/17/25	3,981,520
(SOFR + 1.630%)
1,760,000	5.202		04/25/29	1,747,469
Barclays PLC(a)(c)
(1 year CMT + 3.000%)
4,810,000	5.746		08/09/33	4,701,486
(5 year CMT + 5.431%)
4,800,000	8.000		03/15/29	4,400,784
BBVA Bancomer SA(a)(c) (5 year CMT + 2.650%)
530,000	5.125		01/18/33	458,906
BNP Paribas SA(b)
2,700,000	4.375		05/12/26	2,597,238
BPCE SA(b)
4,150,000	4.625		09/12/28	3,945,156
(SOFR + 1.730%)
2,100,000	3.116	(a)(c)	10/19/32	1,634,997
Citigroup, Inc.(a)(c)
(3M USD LIBOR + 4.230%)
1,325,000	9.551		08/15/23	1,326,988
(3M USD SOFR + 4.779%)
1,890,000	6.250		08/15/26	1,875,636
(5 year CMT + 3.209%)
3,000,000	7.375		05/15/28	3,046,860
(5 year CMT + 3.597%)
1,000,000	4.000		12/10/25	897,430
(SOFR + 1.351%)
3,325,000	3.057		01/25/33	2,775,344
(SOFR + 3.914%)
900,000	4.412		03/31/31	846,342
CoBank ACB(a)(c) (3M USD LIBOR + 4.660%)
5,350,000	6.250		10/01/26	5,162,696
Comerica, Inc.(a)(c) (5 year CMT + 5.291%)
1,000,000	5.625		07/01/25	891,600
Credit Bank of Moscow Via CBOM Finance PLC(e)
260,000	4.700	(b)	01/29/25	—
(5 year USD Swap + 5.416%)
280,000	7.500	(a)(c)	10/05/27	—
Deutsche Bank AG(a)(c) (5 year CMT + 4.524%)
800,000	6.000		10/30/25	671,120
First Bank of Nigeria Ltd. Via FBN Finance Co. BV(b)
200,000	8.625		10/27/25	188,110
Freedom Mortgage Corp.(a)
1,122,000	7.625		05/01/26	1,029,390
2,610,000	6.625		01/15/27	2,286,934
Grupo Aval Ltd.(a)
1,410,000	4.375		02/04/30	1,138,053
ING Groep NV(a)(c) (5 year USD Swap + 4.446%)
3,000,000	6.500		04/16/25	2,829,270
Intesa Sanpaolo SpA(b)
8,000,000	5.017		06/26/24	7,807,920

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Ipoteka-Bank ATIB
	$710,000	5.500%		11/19/25	$ 656,828
Itau Unibanco Holding SA(a)(c) (5 year CMT + 3.981%)
	500,000	7.721		12/12/23	483,750
JPMorgan Chase & Co.(a)(c)
(3M USD SOFR + 2.515%)
	2,666,000	2.956		05/13/31	2,290,734
(3M USD SOFR + 3.592%)
	4,000,000	6.125		04/30/24	3,974,920
Macquarie Group Ltd.(a)(b)(c) (3M USD LIBOR + 1.372%)
	3,650,000	3.763		11/28/28	3,354,131
Morgan Stanley(a)(c)
(3M USD LIBOR + 4.435%)
	2,500,000	5.875		09/15/26	2,380,900
(SOFR + 1.290%)
	1,950,000	2.943		01/21/33	1,621,951
NBK Tier 1 Financing 2 Ltd.(a)(c) (6 year CMT + 2.832%)
	790,000	4.500		08/27/25	725,670
OTP Bank Nyrt(a)(c) (3M Euribor + 4.265%)
EUR	780,000	5.500		07/13/25	851,367
Popular, Inc.(a)
	$3,245,000	7.250		03/13/28	3,276,282
Regions Financial Corp.(a)(c) (5 year CMT + 5.430%)
	1,000,000	5.750		06/15/25	960,820
Standard Chartered PLC(a)(b)(c) (5 year CMT + 3.805%)
	4,255,000	4.750		01/14/31	3,289,966
The Bank of New York Mellon Corp.(a)(c) (5 year CMT + 4.358%)
	2,000,000	4.700		09/20/25	1,955,900
The PNC Financial Services Group, Inc.(a)(c)
(5 year CMT + 3.000%)
	2,000,000	6.000		05/15/27	1,852,620
(5 year CMT + 3.238%)
	3,000,000	6.200		09/15/27	2,881,320
(7 year CMT + 2.808%)
	2,000,000	6.250		03/15/30	1,836,880
The Toronto-Dominion Bank(a)(c) (5 year CMT + 4.075%)
	2,000,000	8.125		10/31/82	2,052,580
Truist Financial Corp.(a)(c)
(10 year CMT + 4.349%)
	2,237,000	5.100		03/01/30	1,993,010
(5 year CMT + 4.605%)
	1,000,000	4.950		09/01/25	945,240
(SOFR + 2.050%)
	1,360,000	6.047		06/08/27	1,361,809
UBS Group AG(a)
	1,726,000	4.282	(b)	01/09/28	1,619,730
(5 year USD Swap + 4.590%)
	4,000,000	6.875	(c)	08/07/25	3,717,080
UniCredit SpA(a)(b)(c) (5 year CMT + 4.750%)
	1,525,000	5.459		06/30/35	1,328,778
United Bank for Africa PLC
	200,000	6.750		11/19/26	173,754
US Bancorp(a)(c) (5 year CMT + 2.541%)
	1,000,000	3.700		01/15/27	779,240

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Uzbek Industrial and Construction Bank ATB
$850,000	5.750%		12/02/24	$ 809,668
Wells Fargo & Co.(a)(c)
(5 year CMT + 3.453%)
1,000,000	3.900		03/15/26	897,060
(5 year CMT + 3.606%)
1,000,000	7.625		09/15/28	1,028,330
Yapi ve Kredi Bankasi A/S(a)(c) (5 year USD Swap + 11.245%)
260,000	13.875		01/15/24	266,170

				120,178,132

Beverages(a) – 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS
420,000	3.375	(b)	06/29/28	344,866
950,000	3.375		06/29/28	780,055
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
8,050,000	4.700		02/01/36	7,807,695
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL(b)
680,000	5.250		04/27/29	628,123
Coca-Cola Icecek AS
800,000	4.500		01/20/29	719,192
Constellation Brands, Inc.
2,275,000	2.875		05/01/30	1,972,266
3,975,000	2.250		08/01/31	3,214,463
Keurig Dr Pepper, Inc.
1,055,000	3.200		05/01/30	940,786
5,375,000	4.050		04/15/32	4,989,182
308,000	3.800		05/01/50	239,202

				21,635,830

Building Materials(a) – 0.5%
Builders FirstSource, Inc.(b)
1,800,000	5.000		03/01/30	1,683,972
Cemex SAB de CV(c)
(5 year CMT + 4.534%)
800,000	5.125	(b)	06/08/26	733,680
(5 year CMT + 4.534%)
460,000	5.125		06/08/26	421,866
(5 year CMT + 4.907%)
590,000	9.125	(b)	03/14/28	613,600
CP Atlas Buyer, Inc.(b)
2,160,000	7.000		12/01/28	1,791,029
GCC SAB de CV(b)
860,000	3.614		04/20/32	731,103
Masonite International Corp.(b)
2,075,000	5.375		02/01/28	1,974,113
Standard Industries, Inc.(b)
1,880,000	4.375		07/15/30	1,633,946
4,054,000	3.375		01/15/31	3,271,497

				12,854,806

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods(a)(b) – 0.1%
Benteler International AG
EUR	1,165,000	9.375%	05/15/28	$ 1,303,334

Chemicals(a) – 1.1%
Ashland, Inc.(b)
	$3,225,000	3.375	09/01/31	2,612,798
ASP Unifrax Holdings, Inc.(b)
	775,000	5.250	09/30/28	576,143
Avient Corp.(b)
	1,725,000	7.125	08/01/30	1,739,128
Axalta Coating Systems LLC(b)
	3,100,000	3.375	02/15/29	2,673,192
Herens Holdco S.a.r.l.(b)
	1,795,000	4.750	05/15/28	1,387,858
Huntsman International LLC
	2,104,000	4.500	05/01/29	1,956,152
INEOS Quattro Finance 2 PLC(b)
	780,000	3.375	01/15/26	713,435
Ingevity Corp.(b)
	1,305,000	3.875	11/01/28	1,130,130
Minerals Technologies, Inc.(b)
	1,695,000	5.000	07/01/28	1,567,790
OCP SA
	960,000	5.125	06/23/51	721,267
Olympus Water U.S. Holding Corp.
	2,500,000	9.750	11/15/28	2,418,175
Rayonier AM Products, Inc.(b)
	281,000	7.625	01/15/26	250,795
Sasol Financing USA LLC
	280,000	4.375	09/18/26	253,170
	890,000	5.500	03/18/31	734,259
SPCM SA(b)
	740,000	3.125	03/15/27	663,987
	925,000	3.375	03/15/30	769,489
The Chemours Co.(b)
	4,560,000	4.625	11/15/29	3,863,597
Valvoline, Inc.(b)
	885,000	3.625	06/15/31	729,302
WR Grace Holdings LLC(b)
	1,855,000	5.625	08/15/29	1,566,381

				26,327,048

Commercial Services – 1.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)
	2,557,000	6.625	07/15/26	2,444,773
	1,700,000	6.000	06/01/29	1,299,004
APi Group DE, Inc.(a)(b)
	5,193,000	4.125	07/15/29	4,516,196
	575,000	4.750	10/15/29	511,876
APX Group, Inc.(a)(b)
	4,286,000	5.750	07/15/29	3,723,248
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b)
	1,630,000	4.750	04/01/28	1,478,980
Chesapeake Energy Corp.
	2,000,000	0.000	09/15/26	40,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Garda World Security Corp.(a)(b)
	$900,000	7.750%		02/15/28	$ 894,753
HealthEquity, Inc.(a)(b)
	1,058,000	4.500		10/01/29	945,736
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS(a)(b)
	898,393	9.500		07/10/36	802,984
Mersin Uluslararasi Liman Isletmeciligi A/S(a)
	960,000	5.375		11/15/24	935,539
Metis Merger Sub LLC(a)(b)
	717,000	6.500		05/15/29	608,174
NESCO Holdings II, Inc.(a)(b)
	3,083,000	5.500		04/15/29	2,808,120
PayPal Holdings, Inc.(a)
	6,500,000	4.400		06/01/32	6,269,835
Rent-A-Center, Inc.(a)(b)
	850,000	6.375		02/15/29	780,555
Techem Verwaltungsgesellschaft 674 MBH(a)
EUR	668,190	6.000		07/30/26	723,898
The ADT Security Corp.(a)(b)
	$4,387,000	4.125		08/01/29	3,819,454
The Bidvest Group UK PLC(a)(b)
	1,260,000	3.625		09/23/26	1,132,664
United Rentals North America, Inc.(a)(b)
	3,555,000	6.000		12/15/29	3,551,445
Verisure Holding AB(a)(b)
EUR	725,000	3.250		02/15/27	723,331
Verisure Midholding AB(a)
	800,000	5.250	(b)	02/15/29	770,108
	1,450,000	5.250		02/15/29	1,395,820

					40,176,493

Computers(a) – 0.6%
Booz Allen Hamilton, Inc.(b)
	$2,513,000	3.875		09/01/28	2,274,592
Dell International LLC/EMC Corp.
	2,475,000	5.300		10/01/29	2,467,550
	2,699,000	8.100		07/15/36	3,136,292
Hewlett Packard Enterprise Co.
	2,730,000	6.200		10/15/35	2,864,616
KBR, Inc.(b)
	1,161,000	4.750		09/30/28	1,062,513
Presidio Holdings, Inc.(b)
	2,095,000	8.250		02/01/28	2,032,443
Unisys Corp.(b)
	1,060,000	6.875		11/01/27	863,762

					14,701,768

Distribution & Wholesale(a)(b) – 0.2%
American Builders & Contractors Supply Co., Inc.
	2,760,000	3.875		11/15/29	2,397,060
BCPE Empire Holdings, Inc.
	2,446,000	7.625		05/01/27	2,333,826

					4,730,886

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 2.7%
AerCap Holdings NV(a)(c) (5 year CMT + 4.535%)
$1,825,000	5.875%		10/10/79	$ 1,767,604
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
3,625,000	3.000		10/29/28	3,161,290
AG TTMT Escrow Issuer LLC(a)(b)
1,025,000	8.625		09/30/27	1,057,154
Air Lease Corp.(a)
2,750,000	3.750		06/01/26	2,623,280
Ally Financial, Inc.
4,000,000	8.000		11/01/31	4,237,440
(7 year CMT + 3.481%)
3,415,000	4.700	(a)(c)	05/15/28	2,397,193
American Express Co.(a)(c) (5 year CMT + 2.854%)
1,000,000	3.550		09/15/26	839,830
Aviation Capital Group LLC(a)(b)
800,000	1.950		01/30/26	718,136
Avolon Holdings Funding Ltd.(a)(b)
3,450,000	5.250		05/15/24	3,404,287
1,300,000	3.250		02/15/27	1,167,361
1,927,000	2.528		11/18/27	1,648,356
Azul Secured Finance LLP(a)(f)
552,000	11.500		05/28/29	498,870
Castlelake Aviation Finance DAC(a)(b)
2,420,000	5.000		04/15/27	2,232,644
Discover Financial Services(a)(c) (5 year CMT + 5.783%)
1,000,000	6.125		06/23/25	962,020
Global Aircraft Leasing Co. Ltd.(a)(b)(g) (PIK 7.250%, Cash 6.500%)
1,947,294	6.500		09/15/24	1,835,344
Intercorp Financial Services, Inc.(a)
340,000	4.125		10/19/27	304,752
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
3,829,000	5.000		08/15/28	3,268,856
Midcap Financial Issuer Trust(a)(b)
2,567,000	6.500		05/01/28	2,266,507
810,000	5.625		01/15/30	648,227
Nationstar Mortgage Holdings, Inc.(a)(b)
2,651,000	5.500		08/15/28	2,403,343
Navient Corp.(a)
2,388,000	5.500		03/15/29	2,057,692
1,715,000	9.375		07/25/30	1,726,525
NFP Corp.(a)(b)
3,360,000	6.875		08/15/28	2,977,565
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,586,461
1,643,000	4.000	(a)	09/15/30	1,292,581
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(a)(b)
1,365,000	6.375		02/01/27	1,282,267
Raymond James Financial, Inc.(a)
900,000	4.650		04/01/30	880,713
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
2,305,000	2.875		10/15/26	2,053,801
2,390,000	4.000		10/15/33	1,907,220

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
The Charles Schwab Corp.(a)(c)
(5 year CMT + 3.168%)
$2,875,000	4.000%		06/01/26	$ 2,571,659
(5 year CMT + 4.971%)
2,250,000	5.375		06/01/25	2,201,062
United Wholesale Mortgage LLC(a)(b)
3,195,000	5.500		04/15/29	2,809,076
Universe Trek Ltd.(f)(h)
400,000	0.000		06/15/26	387,400
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
1,230,000	7.875		05/01/27	1,140,985

				62,317,501

Electrical – 0.8%
Adani Electricity Mumbai Ltd.
470,000	3.949		02/12/30	352,218
AES Panama Generation Holdings Srl(a)
1,427,108	4.375		05/31/30	1,234,449
Calpine Corp.(a)(b)
4,215,000	3.750		03/01/31	3,457,143
Cikarang Listrindo Tbk PT(a)
200,000	4.950		09/14/26	189,886
Energuate Trust(a)(b)
470,000	5.875		05/03/27	430,746
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)
200,000	5.375		12/30/30	132,000
Eskom Holdings SOC Ltd.
430,000	7.125		02/11/25	426,680
220,000	6.350	(i)	08/10/28	209,812
458,000	8.450		08/10/28	451,643
Inkia Energy Ltd.(a)
400,000	5.875		11/09/27	382,248
Lamar Funding Ltd.
470,000	3.958		05/07/25	449,320
LLPL Capital Pte Ltd.
380,466	6.875		02/04/39	348,355
Minejesa Capital B.V.
260,000	4.625		08/10/30	237,518
Mong Duong Finance Holdings BV(a)
530,000	5.125		05/07/29	477,596
National Central Cooling Co. PJSC
820,000	2.500		10/21/27	729,382
NRG Energy, Inc.(a)
2,800,000	3.750	(b)	06/15/24	2,727,844
115,000	5.750		01/15/28	109,516
448,000	3.375	(b)	02/15/29	370,662
Pacific Gas & Electric Co.(a)
1,470,000	3.500		08/01/50	951,795
Pike Corp.(a)(b)
2,420,000	5.500		09/01/28	2,190,656
Sempra(a)(c) (5 year CMT + 4.550%)
3,335,000	4.875		10/15/25	3,163,114

				19,022,583

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
$1,473,000	7.250%	06/15/28	$ 1,503,977

Electronics(a)(b) – 0.3%
Imola Merger Corp.
6,867,000	4.750	05/15/29	6,030,187
TTM Technologies, Inc.
799,000	4.000	03/01/29	681,132

			6,711,319

Energy-Alternate Sources(a) – 0.0%
Continuum Energy Levanter Pte Ltd.
520,800	4.500	02/09/27	483,042
Greenko Solar Mauritius Ltd.
350,000	5.950	07/29/26	330,683
Greenko Wind Projects Mauritius Ltd.
380,000	5.500	04/06/25	366,795

			1,180,520

Engineering & Construction(a) – 0.6%
Aeropuerto Internacional de Tocumen SA
1,040,000	5.125	08/11/61	841,277
Aeropuertos Dominicanos Siglo XXI SA
1,630,000	6.750	03/30/29	1,600,383
Arcosa, Inc.(b)
1,221,000	4.375	04/15/29	1,102,832
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(b)
950,000	4.050	04/27/26	831,848
Dycom Industries, Inc.(b)
2,764,000	4.500	04/15/29	2,501,199
Global Infrastructure Solutions, Inc.(b)
4,435,000	5.625	06/01/29	3,734,492
1,390,000	7.500	04/15/32	1,180,916
IHS Holding Ltd.(b)
750,000	5.625	11/29/26	653,363
200,000	6.250	11/29/28	164,600
International Airport Finance SA
661,398	12.000	03/15/33	630,884
Mexico City Airport Trust
320,000	5.500	10/31/46	275,987
930,000	5.500	07/31/47	800,962

			14,318,743

Entertainment(a) – 1.2%
Allen Media LLC/Allen Media Co-Issuer, Inc.(b)
1,575,000	10.500	02/15/28	893,655
Banijay Entertainment SASU(b)
1,330,000	5.375	03/01/25	1,305,754
Boyne USA, Inc.(b)
2,706,000	4.750	05/15/29	2,467,737
Cinemark USA, Inc.(b)
3,580,000	5.875	03/15/26	3,389,293
Lions Gate Capital Holdings LLC(b)
2,540,000	5.500	04/15/29	1,736,319

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Motion Bondco DAC(b)
	$3,250,000	6.625%	11/15/27	$ 3,001,115
Penn Entertainment, Inc.(b)
	3,067,000	4.125	07/01/29	2,534,753
Resorts World Las Vegas LLC/RWLV Capital, Inc.(b)
	600,000	8.450	07/27/30	599,406
Scientific Games International, Inc.(b)
	500,000	7.000	05/15/28	498,045
SeaWorld Parks & Entertainment, Inc.(b)
	4,880,000	5.250	08/15/29	4,408,738
Six Flags Entertainment Corp.(b)
	1,854,000	5.500	04/15/27	1,755,441
Warnermedia Holdings, Inc.
	2,300,000	4.054	03/15/29	2,107,927
	4,775,000	4.279	03/15/32	4,231,080

				28,929,263

Environmental(a) – 0.7%
Covanta Holding Corp.
	670,000	5.000	09/01/30	586,545
GFL Environmental, Inc.(b)
	730,000	5.125	12/15/26	710,436
	6,980,000	4.000	08/01/28	6,247,030
Madison IAQ LLC(b)
	4,294,000	4.125	06/30/28	3,822,862
	485,000	5.875	06/30/29	406,949
Republic Services, Inc.
	4,350,000	2.375	03/15/33	3,493,224
Stericycle, Inc.(b)
	1,950,000	5.375	07/15/24	1,928,004

				17,195,050

Food & Drug Retailing – 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	2,595,000	4.625	01/15/27	2,459,645
	1,995,000	5.875	02/15/28	1,951,469
	502,000	4.875	02/15/30	461,795
Bellis Acquisition Co. PLC(a)(b)
GBP	475,000	3.250	02/16/26	523,005
BRF GmbH
	$1,180,000	4.350	09/29/26	1,086,320
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)(b)
	2,820,000	8.500	06/01/26	1,089,422
Kraft Heinz Foods Co.(a)
	2,303,000	5.000	07/15/35	2,274,097
	2,592,000	4.375	06/01/46	2,199,753
Performance Food Group, Inc.(a)(b)
	1,150,000	5.500	10/15/27	1,113,257
Post Holdings, Inc.(a)(b)
	5,984,000	4.625	04/15/30	5,274,836
Sysco Corp.(a)
	5,975,000	5.950	04/01/30	6,233,777
US Foods, Inc.(a)(b)
	2,690,000	4.750	02/15/29	2,475,715

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
US Foods, Inc.(a)(b) – (continued)
	$1,020,000	4.625%	06/01/30	$ 917,337

				28,060,428

Forest Products & Paper(a) – 0.0%
Inversiones CMPC SA
	200,000	6.125	06/23/33	202,872

Gaming(a) – 0.1%
Melco Resorts Finance Ltd.
	630,000	5.625	07/17/27	569,047
MGM Resorts International
	1,832,000	4.750	10/15/28	1,690,680
Studio City Finance Ltd.
	200,000	6.000	07/15/25	188,692

				2,448,419

Hand/Machine Tools(a)(b) – 0.1%
Regal Rexnord Corp.
	2,020,000	6.300	02/15/30	2,011,819

Healthcare Providers & Services(a) – 1.3%
CAB SELAS(b)
EUR	1,175,000	3.375	02/01/28	1,101,769
Catalent Pharma Solutions, Inc.(b)
	$1,005,000	3.125	02/15/29	839,175
	840,000	3.500	04/01/30	701,938
Chrome Holdco SAS(b)
EUR	2,100,000	5.000	05/31/29	1,784,149
CHS/Community Health Systems, Inc.(b)
	$1,540,000	6.125	04/01/30	971,447
	2,170,000	4.750	02/15/31	1,644,947
DaVita, Inc.(b)
	7,070,000	3.750	02/15/31	5,650,415
Encompass Health Corp.
	1,200,000	4.500	02/01/28	1,114,008
HCA, Inc.
	250,000	5.875	02/15/26	250,720
Laboratoire Eimer Selas(b)
EUR	500,000	5.000	02/01/29	420,839
LifePoint Health, Inc.(b)
	$2,635,000	5.375	01/15/29	1,865,554
Medline Borrower LP(b)
	3,270,000	3.875	04/01/29	2,865,337
	2,285,000	5.250	10/01/29	2,028,943
Molina Healthcare, Inc.(b)
	1,893,000	3.875	05/15/32	1,580,712
Select Medical Corp.(b)
	1,700,000	6.250	08/15/26	1,685,533
Tenet Healthcare Corp.
	2,000,000	6.250	02/01/27	1,962,060
	3,289,000	6.125	06/15/30	3,198,026

				29,665,572

Holding Companies-Diversified(a) – 0.0%
KOC Holding A/S
	700,000	6.500	03/11/25	693,616

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(a)(b)
$1,642,000	4.875%	02/15/30	$ 1,338,230
Century Communities, Inc.(a)(b)
4,550,000	3.875	08/15/29	3,957,135
Installed Building Products, Inc.(a)(b)
800,000	5.750	02/01/28	759,104
KB Home(a)
1,805,000	7.250	07/15/30	1,842,255
LGI Homes, Inc.(a)(b)
3,698,000	4.000	07/15/29	3,120,076
PulteGroup, Inc.
3,000,000	7.875	06/15/32	3,425,460
Taylor Morrison Communities, Inc.(a)(b)
1,301,000	5.125	08/01/30	1,214,601

			15,656,861

Home Furnishings(a)(b) – 0.1%
Tempur Sealy International, Inc.
1,515,000	3.875	10/15/31	1,230,347

Household Products(a) – 0.0%
Central Garden & Pet Co.
1,380,000	4.125	10/15/30	1,173,097

Housewares(a) – 0.3%
CD&R Smokey Buyer, Inc.(b)
1,094,000	6.750	07/15/25	1,035,810
Newell Brands, Inc.
1,380,000	6.000	04/01/46	1,121,043
The Scotts Miracle-Gro Co.
3,702,000	4.000	04/01/31	2,998,361
Turkiye Sise ve Cam Fabrikalari A/S
1,030,000	6.950	03/14/26	1,007,865

			6,163,079

Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
1,550,000	10.125	08/01/26	1,598,159
2,230,000	4.250	02/15/29	1,919,807
2,490,000	6.000	08/01/29	2,130,793
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
1,666,000	6.750	10/15/27	1,584,449
5,500,000	6.750	04/15/28	5,471,180
American International Group, Inc.(a)
2,250,000	3.400	06/30/30	2,001,690
BroadStreet Partners, Inc.(a)(b)
2,940,000	5.875	04/15/29	2,621,598
Fidelity & Guaranty Life Holdings, Inc.(a)(b)
2,850,000	5.500	05/01/25	2,771,539
Markel Group, Inc.(a)(c) (5 year CMT + 5.662%)
1,500,000	6.000	06/01/25	1,461,930
Prudential Financial, Inc.(a)(c) (5 year CMT + 3.234%)
1,500,000	6.000	09/01/52	1,447,530

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Sagicor Financial Co. Ltd.(a)(b)
	$790,000	5.300%		05/13/28	$ 742,600
Transatlantic Holdings, Inc.
	75,000	8.000		11/30/39	92,582
USI, Inc.(a)(b)
	1,850,000	6.875		05/01/25	1,847,281

					25,691,138

Internet(a) – 1.5%
Booking Holdings, Inc.
	2,850,000	4.625		04/13/30	2,793,655
Expedia Group, Inc.
	1,160,000	6.250	(b)	05/01/25	1,168,050
	1,382,000	4.625		08/01/27	1,344,092
	3,425,000	3.250		02/15/30	3,012,664
Gen Digital, Inc.(b)
	4,000,000	5.000		04/15/25	3,943,880
Getty Images, Inc.(b)
	3,720,000	9.750		03/01/27	3,704,488
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
	1,305,000	5.250		12/01/27	1,252,878
GrubHub Holdings, Inc.(b)
	3,400,000	5.500		07/01/27	2,385,882
ION Trading Technologies Sarl(b)
	1,868,000	5.750		05/15/28	1,628,485
Match Group Holdings II LLC(b)
	2,103,000	3.625		10/01/31	1,731,905
Meituan
	480,000	3.050		10/28/30	384,874
Newfold Digital Holdings Group, Inc.(b)
	2,402,000	6.000		02/15/29	1,772,676
Prosus NV
	600,000	3.257		01/19/27	541,368
Uber Technologies, Inc.(b)
	3,200,000	7.500		05/15/25	3,244,704
	1,800,000	6.250		01/15/28	1,795,572
	4,090,000	4.500		08/15/29	3,779,610
United Group B.V.(b)
EUR	1,225,000	4.625		08/15/28	1,113,169

					35,597,952

Investment Companies(a) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$2,577,000	4.750		09/15/24	2,492,706
	5,743,000	4.375		02/01/29	4,656,425

					7,149,131

Iron/Steel(a) – 0.2%
CAP SA(b)
	200,000	3.900		04/27/31	148,012
Cleveland-Cliffs, Inc.
	2,250,000	5.875		06/01/27	2,206,327
	1,620,000	4.875	(b)	03/01/31	1,435,563
Metinvest B.V.
	200,000	8.500		04/23/26	133,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(a) – (continued)
Vale Overseas Ltd.
	$460,000	3.750%	07/08/30	$ 408,975
	730,000	6.125	06/12/33	733,577

				5,065,454

Leisure Time(a) – 0.2%
MajorDrive Holdings IV LLC
	3,925,000	6.375	06/01/29	3,217,872
TUI Cruises GmbH(b)
EUR	1,100,000	6.500	05/15/26	1,137,597

				4,355,469

Lodging(a) – 0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
	$3,795,000	5.000	06/01/29	3,394,552
Marriott International, Inc.
	1,700,000	4.900	04/15/29	1,666,765
Marriott Ownership Resorts, Inc.(b)
	710,000	4.500	06/15/29	614,611
Travel + Leisure Co.(b)
	598,000	6.625	07/31/26	595,249

				6,271,177

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
	1,023,000	4.125	06/30/28	937,314
Vertiv Group Corp.
	2,956,000	4.125	11/15/28	2,652,803

				3,590,117

Machinery-Diversified(a)(b) – 0.3%
Chart Industries, Inc.
	1,735,000	7.500	01/01/30	1,780,076
Titan Acquisition Ltd./Titan Co-Borrower LLC
	588,000	7.750	04/15/26	548,004
TK Elevator Holdco GmbH
	4,509,000	7.625	07/15/28	4,203,921

				6,532,001

Media – 3.1%
Altice Financing SA(a)(b)
	1,848,000	5.000	01/15/28	1,428,966
EUR	2,975,000	4.250	08/15/29	2,390,326
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	$4,980,000	4.750	03/01/30	4,309,991
	4,800,000	4.750	02/01/32	3,976,080
	6,580,000	4.250	01/15/34	5,051,532
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	12,000,000	6.384	10/23/35	11,787,120
Comcast Corp.(a)
	2,827,000	2.800	01/15/51	1,848,801
Cumulus Media New Holdings, Inc.(a)(b)
	2,421,000	6.750	07/01/26	1,822,166

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)(d)
	$3,345,000	6.625%		08/15/27	$ 97,072
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(a)(b)
	5,980,000	5.875		08/15/27	5,397,966
DISH DBS Corp.
	1,720,000	5.250	(a)(b)	12/01/26	1,410,125
	1,700,000	7.375	(a)	07/01/28	955,502
	4,195,000	5.125		06/01/29	2,114,867
iHeartCommunications, Inc.(a)
	4,605,000	8.375		05/01/27	3,148,577
	550,000	4.750	(b)	01/15/28	422,675
LCPR Senior Secured Financing DAC(a)(b)
	3,156,000	5.125		07/15/29	2,616,703
News Corp.(a)(b)
	2,470,000	3.875		05/15/29	2,179,059
Nexstar Media, Inc.(a)(b)
	1,500,000	5.625		07/15/27	1,412,280
Scripps Escrow, Inc.(a)(b)
	2,320,000	5.875		07/15/27	1,938,035
Sinclair Television Group, Inc.(a)(b)
	1,210,000	5.125		02/15/27	1,015,093
Sirius XM Radio, Inc.(a)(b)
	820,000	3.125		09/01/26	738,730
	5,020,000	4.000		07/15/28	4,368,755
	2,260,000	3.875		09/01/31	1,769,331
TEGNA, Inc.(a)
	2,300,000	4.625		03/15/28	2,070,828
Telecomunicaciones Digitales SA(a)
	450,000	4.500		01/30/30	382,765
Townsquare Media, Inc.(a)(b)
	2,038,000	6.875		02/01/26	1,964,693
Urban One, Inc.(a)(b)
	3,900,000	7.375		02/01/28	3,449,823
Ziggo B.V.(a)(b)
	1,628,000	4.875		01/15/30	1,376,865
Ziggo Bond Co. B.V.(a)(b)
EUR	675,000	3.375		02/28/30	569,625
	$500,000	5.125		02/28/30	393,675

					72,408,026

Mining – 0.6%
Constellium SE(a)(b)
	2,585,000	3.750		04/15/29	2,249,364
Endeavour Mining PLC(a)
	200,000	5.000	(b)	10/14/26	181,002
	400,000	5.000		10/14/26	362,004
First Quantum Minerals Ltd.(a)(b)
	550,000	6.875		10/15/27	537,969
Freeport-McMoRan, Inc.(a)
	2,000,000	5.400		11/14/34	1,941,760
Glencore Finance Canada Ltd.(b)
	3,000,000	5.550		10/25/42	2,767,050
Glencore Funding LLC(a)(b)
	2,975,000	2.850		04/27/31	2,446,015

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Novelis Corp.(a)(b)
$2,400,000	4.750%		01/30/30	$ 2,154,984
Stillwater Mining Co.(a)
1,000,000	4.000		11/16/26	899,400

				13,539,548

Miscellaneous Manufacturing – 0.2%
General Electric Co.
1,950,000	6.750		03/15/32	2,192,833
General Electric Co.(a)(c) (3M USD LIBOR + 3.330%)
2,057,000	8.882		09/15/23	2,062,657
Hillenbrand, Inc.(a)
1,349,000	3.750		03/01/31	1,160,599

				5,416,089

Multi-National – 0.1%
The African Export-Import Bank(a)
670,000	3.994		09/21/29	577,272
The Eastern & Southern African Trade & Development Bank
750,000	4.875		05/23/24	728,467
520,000	4.125		06/30/28	420,696

				1,726,435

Office & Business Equipment(a) – 0.1%
CDW LLC/CDW Finance Corp.
1,440,000	4.125		05/01/25	1,397,822
Xerox Holdings Corp.(b)
1,055,000	5.000		08/15/25	1,012,568

			2,410,390

Oil & Gas – 0.0%
YPF SA
175,000	8.500		03/23/25	165,097

Oil Field Services – 2.6%
California Resources Corp.(a)(b)
2,135,000	7.125		02/01/26	2,151,738
Cia General de Combustibles SA(b)
71,932	9.500		03/08/25	71,481
Civitas Resources, Inc.(a)(b)
1,345,000	5.000		10/15/26	1,268,967
1,320,000	8.375		07/01/28	1,357,924
Continental Resources, Inc.(a)(b)
1,306,000	5.750		01/15/31	1,263,398
DNO ASA(a)(b)
196,690	8.375		05/29/24	195,625
1,430,000	7.875		09/09/26	1,325,729
Ecopetrol SA(a)
220,000	8.625		01/19/29	226,215
120,000	6.875		04/29/30	112,566
470,000	4.625		11/02/31	372,416
560,000	8.875		01/13/33	572,110
650,000	5.875		11/02/51	446,030
EQT Corp.(a)
460,000	3.900		10/01/27	431,370
1,915,000	3.625	(b)	05/15/31	1,658,218

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Genel Energy Finance 4 PLC(a)(b)
$200,000	9.250%		10/14/25	$ 186,813
Geopark Ltd.(a)(b)
400,000	5.500		01/17/27	342,900
Guara Norte S.a.r.l
840,047	5.198		06/15/34	748,167
Hunt Oil Co. of Peru LLC Sucursal Del Peru
973,440	6.375		06/01/28	932,682
KazMunayGas National Co. JSC(a)
970,000	3.500		04/14/33	765,476
Kosmos Energy Ltd.(a)
1,709,000	7.125		04/04/26	1,593,420
Lukoil Securities B.V.(b)
250,000	3.875		05/06/30	174,833
Matador Resources Co.(a)(b)
2,795,000	6.875		04/15/28	2,782,059
MEG Energy Corp.(a)(b)
2,480,000	7.125		02/01/27	2,514,298
1,250,000	5.875		02/01/29	1,197,625
Nabors Industries, Inc.(a)(b)
7,530,000	7.375		05/15/27	7,359,897
Noble Finance II LLC(a)(b)
1,560,000	8.000		04/15/30	1,606,847
Occidental Petroleum Corp.(a)
2,550,000	6.625		09/01/30	2,674,210
Petroleos Mexicanos
96,000	6.490	(a)	01/23/27	85,176
428,000	6.500		03/13/27	378,973
SEPLAT Energy PLC(a)
630,000	7.750	(b)	04/01/26	561,248
820,000	7.750		04/01/26	730,513
ShaMaran Petroleum Corp.(a)(b)
804,750	12.000		07/30/25	759,282
Southwestern Energy Co.(a)
1,445,000	4.750		02/01/32	1,284,836
Sunoco LP/Sunoco Finance Corp.(a)
6,970,000	4.500		05/15/29	6,268,330
TechnipFMC PLC(a)(b)
3,635,000	6.500		02/01/26	3,594,252
Tengizchevroil Finance Co. International Ltd.(a)
830,000	2.625		08/15/25	754,395
200,000	3.250		08/15/30	153,000
Tiger Holdco Pte Ltd.(a)(b)(g)
171,223	13.000		09/10/23	173,882
Transocean Poseidon Ltd.(a)(b)
845,813	6.875		02/01/27	844,070
Transocean Titan Financing Ltd.(a)(b)
815,000	8.375		02/01/28	845,098
Transocean, Inc.(a)(b)
4,448,000	11.500		01/30/27	4,666,975
360,000	8.750		02/15/30	373,640

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
USA Compression Partners LP/USA Compression Finance Corp.(a)
	$4,480,000	6.875%		04/01/26	$ 4,437,754

					60,244,438

Packaging – 1.0%
ARD Finance SA(a)(g) (PIK 5.750%, Cash 5.000%)
EUR	2,648,270	5.000		06/30/27	2,271,184
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
	$523,000	6.000	(b)	06/15/27	515,600
EUR	2,531,000	3.000		09/01/29	2,109,918
	$1,463,000	4.000	(b)	09/01/29	1,196,617
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)
	3,295,000	5.250		08/15/27	2,841,641
Ball Corp.(a)
	3,895,000	6.000		06/15/29	3,895,000
Berry Global, Inc.(a)(b)
	1,308,000	4.500		02/15/26	1,250,029
	2,000,000	5.625		07/15/27	1,961,660
LABL, Inc.(a)(b)
	1,750,000	6.750		07/15/26	1,719,322
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(a)(b)
	1,410,000	4.000		10/15/27	1,270,777
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA(a)(b)
	290,000	3.500		08/02/28	247,007
Sealed Air Corp.(b)
	1,843,000	6.875		07/15/33	1,923,115
Trivium Packaging Finance B.V.(a)(b)
	1,075,000	5.500		08/15/26	1,021,132
	1,300,000	8.500		08/15/27	1,252,992

					23,475,994

Pharmaceuticals(a) – 1.3%
AbbVie, Inc.
	6,650,000	3.200		11/21/29	6,021,974
AdaptHealth LLC(b)
	1,445,000	6.125		08/01/28	1,301,020
	670,000	4.625		08/01/29	551,229
	1,020,000	5.125		03/01/30	847,487
Becton Dickinson & Co.
	3,200,000	2.823		05/20/30	2,793,536
Cheplapharm Arzneimittel GmbH(b)
	1,268,000	5.500		01/15/28	1,154,616
CVS Health Corp.
	6,765,000	3.750		04/01/30	6,181,789
Organon & Co./Organon Foreign Debt Co.-Issuer BV(b)
	700,000	4.125		04/30/28	627,389
	1,950,000	5.125		04/30/31	1,652,625
Prestige Brands, Inc.(b)
	1,855,000	3.750		04/01/31	1,557,848
Teva Pharmaceutical Finance Netherlands II BV
EUR	210,000	3.750		05/09/27	209,341

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Teva Pharmaceutical Finance Netherlands II BV – (continued)
EUR	310,000	7.375%		09/15/29	$ 347,676
The Cigna Group
	$7,375,000	2.400		03/15/30	6,251,050

					29,497,580

Pipelines – 4.1%
Buckeye Partners LP(a)
	2,100,000	4.350		10/15/24	2,049,684
	4,636,000	3.950		12/01/26	4,257,842
	929,000	4.125		12/01/27	842,529
	1,217,000	4.500	(b)	03/01/28	1,097,478
Cheniere Energy Partners LP(a)
	1,800,000	4.500		10/01/29	1,673,604
CNX Midstream Partners LP(a)(b)
	1,210,000	4.750		04/15/30	1,051,139
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b)
	4,130,000	5.500		06/15/31	3,759,539
DCP Midstream Operating LP(b)
	4,000,000	6.750		09/15/37	4,280,440
DT Midstream, Inc.(a)(b)
	4,130,000	4.375		06/15/31	3,592,646
Energy Transfer LP
	2,985,000	6.625		10/15/36	3,091,147
Enterprise Products Operating LLC(a)(c) (3M USD LIBOR + 2.778%)
	1,000,000	8.274		06/01/67	932,350
EQM Midstream Partners LP(a)(b)
	2,305,000	7.500		06/01/27	2,340,774
Galaxy Pipeline Assets Bidco Ltd.
	920,000	3.250		09/30/40	711,215
Genesis Energy LP/Genesis Energy Finance Corp.(a)
	2,010,000	7.750		02/01/28	1,947,268
Global Partners LP/GLP Finance Corp.(a)
	3,922,000	6.875		01/15/29	3,675,463
GNL Quintero SA
	190,620	4.634		07/31/29	184,093
Hess Midstream Operations LP(a)(b)
	990,000	5.500		10/15/30	930,570
Howard Midstream Energy Partners LLC(a)
	1,565,000	6.750	(b)	01/15/27	1,514,857
	3,155,000	8.875		07/15/28	3,224,221
ITT Holdings LLC(a)(b)
	3,380,000	6.500		08/01/29	2,910,924
Kinder Morgan Energy Partners LP
	7,000,000	7.300		08/15/33	7,670,670
Kinetik Holdings LP(a)(b)
	3,490,000	5.875		06/15/30	3,353,785
MPLX LP(a)
	5,925,000	2.650		08/15/30	4,979,370
NuStar Logistics LP(a)
	2,569,000	6.375		10/01/30	2,478,109
Oleoducto Central SA(a)
	490,000	4.000		07/14/27	435,600
Plains All American Pipeline LP/PAA Finance Corp.(a)
	3,000,000	3.600		11/01/24	2,917,530

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Sabine Pass Liquefaction LLC(a)
	$2,275,000	4.200%		03/15/28	$ 2,167,506
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(a)
	3,260,000	5.750		04/15/25	2,962,329
	3,370,000	9.000	(b)(j)	10/15/26	3,317,394
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
	525,000	6.000		12/31/30	467,570
	4,485,000	6.000		09/01/31	3,926,932
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
	1,910,000	4.875		02/01/31	1,776,854
The Williams Cos., Inc.
	7,000,000	7.500		01/15/31	7,701,750
Venture Global Calcasieu Pass LLC(a)(b)
	3,243,000	4.125		08/15/31	2,751,426
Venture Global LNG, Inc.(a)(b)
	4,010,000	8.125		06/01/28	4,076,646

					95,051,254

Real Estate(a) – 0.1%
CIFI Holdings Group Co. Ltd.(d)
	260,000	4.800		05/17/28	21,544
GTC Aurora Luxembourg SA
EUR	250,000	2.250		06/23/26	197,910
IRSA Inversiones y Representaciones SA(b)
	$277,787	8.750		06/22/28	270,962
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
	2,080,000	5.750		01/15/29	1,538,430
Redsun Properties Group Ltd.(d)
	230,000	7.300		01/13/25	15,587
Shimao Group Holdings Ltd.(d)
	560,000	3.450		01/11/31	46,200
Sunac China Holdings Ltd.
	370,000	6.500		07/09/23	46,250
	200,000	7.950	(d)	10/11/23	25,000
	200,000	6.650	(d)	08/03/24	25,000
	320,000	6.500	(d)	01/26/26	40,000
The Howard Hughes Corp.(b)
	734,000	4.125		02/01/29	621,082
Yuzhou Group Holdings Co. Ltd.(d)
	380,000	5.375		09/29/23	11,400
	200,000	6.000		10/25/23	8,500
	280,000	7.375		01/13/26	11,900

					2,879,765

Real Estate Investment Trust(a) – 0.9%
American Tower Corp.
	2,125,000	3.950		03/15/29	1,967,410
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(b)
	600,000	5.750		05/15/26	562,638
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332(b)
	1,630,000	4.375		07/22/31	1,219,908

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Crown Castle, Inc.
$300,000	4.150%	07/01/50	$ 233,589
Iron Mountain Information Management Services, Inc.(b)
2,395,000	5.000	07/15/32	2,074,118
MPT Operating Partnership LP/MPT Finance Corp.
3,000,000	5.000	10/15/27	2,630,910
2,680,000	3.500	03/15/31	1,930,029
SBA Communications Corp.
2,637,000	3.875	02/15/27	2,428,967
Starwood Property Trust, Inc.
2,700,000	4.750	03/15/25	2,615,922
Trust Fibra Uno
510,000	4.869	01/15/30	461,168
VICI Properties LP
2,480,000	4.750	02/15/28	2,377,774
VICI Properties LP/VICI Note Co., Inc.(b)
1,526,000	3.500	02/15/25	1,467,905
1,306,000	4.625	06/15/25	1,269,772

			21,240,110

Retailing(a) – 1.7%
Arko Corp.(b)
1,770,000	5.125	11/15/29	1,472,941
Asbury Automotive Group, Inc.(b)
1,462,000	4.625	11/15/29	1,296,399
809,000	5.000	02/15/32	705,675
AutoNation, Inc.
961,000	4.750	06/01/30	904,349
Beacon Roofing Supply, Inc.(b)
2,560,000	4.125	05/15/29	2,263,783
eG Global Finance PLC(b)
3,513,000	6.750	02/07/25	3,460,375
Foundation Building Materials, Inc.(b)
2,540,000	6.000	03/01/29	2,203,272
GYP Holdings III Corp.(b)
1,160,000	4.625	05/01/29	1,037,388
InRetail Consumer
400,000	3.250	03/22/28	344,640
LCM Investments Holdings II LLC(b)
3,020,000	4.875	05/01/29	2,635,554
1,205,000	8.250	08/01/31	1,224,328
Lowe’s Cos., Inc.
2,062,000	3.750	04/01/32	1,868,646
4,400,000	5.000	04/15/33	4,355,648
Penske Automotive Group, Inc.
2,179,000	3.750	06/15/29	1,885,423
Specialty Building Products Holdings LLC/SBP Finance Corp.(b)
3,446,000	6.375	09/30/26	3,290,896
SRS Distribution, Inc.(b)
1,912,000	4.625	07/01/28	1,739,710
3,525,000	6.125	07/01/29	3,103,128
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
2,245,000	5.000	06/01/31	1,929,106
The Home Depot, Inc.
1,170,000	3.350	04/15/50	886,310

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Vivo Energy Investments B.V.
	$290,000	5.125%		09/24/27	$ 264,434
Yum! Brands, Inc.(b)
	3,064,000	4.750		01/15/30	2,864,901

					39,736,906

Semiconductors(a) – 0.6%
Amkor Technology, Inc.(b)
	1,398,000	6.625		09/15/27	1,399,048
Broadcom, Inc.
	3,723,000	4.150		11/15/30	3,419,092
	2,069,000	3.469	(b)	04/15/34	1,693,145
	1,856,000	3.137	(b)	11/15/35	1,424,443
	3,319,000	3.187	(b)	11/15/36	2,505,646
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	975,000	4.400		06/01/27	944,629
	982,000	3.400		05/01/30	869,983
Qorvo, Inc.
	750,000	4.375		10/15/29	687,030

					12,943,016

Software(a) – 1.2%
AthenaHealth Group, Inc.(b)
	4,765,000	6.500		02/15/30	4,039,624
Castle U.S. Holding Corp.(b)
	4,104,000	9.500		02/15/28	2,341,332
Clarivate Science Holdings Corp.(b)
	3,509,000	3.875		07/01/28	3,132,133
	2,401,000	4.875		07/01/29	2,132,712
Elastic NV(b)
	1,835,000	4.125		07/15/29	1,589,807
Oracle Corp.
	2,000,000	4.650		05/06/30	1,935,280
	2,015,000	4.900		02/06/33	1,948,989
	1,405,000	3.600		04/01/50	999,531
Playtika Holding Corp.(b)
	3,198,000	4.250		03/15/29	2,821,979
PTC, Inc.(b)
	4,000	3.625		02/15/25	3,864
ROBLOX Corp.(b)
	1,975,000	3.875		05/01/30	1,670,336
SS&C Technologies, Inc.(b)
	850,000	5.500		09/30/27	821,279
TeamSystem SpA(b)
EUR	3,100,000	3.500		02/15/28	2,923,906
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(b)
	$1,450,000	3.875		02/01/29	1,247,189

					27,607,961

Technology - Software/Services(a)(b) – 0.1%
Virtusa Corp.
	2,371,000	7.125		12/15/28	1,991,711

Telecommunication Services – 1.4%
Altice France SA(a)(b)
	4,695,000	5.500		10/15/29	3,332,558

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(a)
	$2,900,000	2.750%		06/01/31	$ 2,407,522
	3,475,000	2.250		02/01/32	2,725,130
Axian Telecom(a)
	250,000	7.375	(b)	02/16/27	229,382
	200,000	7.375		02/16/27	183,506
CAS Capital No. 1 Ltd.(a)(c) (5 year CMT + 3.642%)
	204,000	4.000		07/12/26	168,955
Chindata Group Holdings Ltd.
	230,000	10.500		02/23/26	230,653
CommScope, Inc.(a)(b)
	1,430,000	7.125		07/01/28	951,751
CT Trust(a)
	1,480,000	5.125		02/03/32	1,223,398
Intelsat Jackson Holdings SA(e)
	708,000	0.000		08/01/23	—
	3,000,000	0.000		10/15/24	—
Level 3 Financing, Inc.(a)(b)
	1,506,000	10.500		05/15/30	1,560,126
Lorca Telecom Bondco SA(a)(b)
EUR	1,525,000	4.000		09/18/27	1,572,328
MTN Mauritius Investments Ltd.
	$420,000	6.500		10/13/26	412,755
Nokia of America Corp.
	3,000,000	6.450		03/15/29	2,848,740
SoftBank Group Corp.(a)
	260,000	5.125		09/19/27	243,968
Sprint Capital Corp.
	1,150,000	8.750		03/15/32	1,386,106
Telecom Argentina SA(b)
	153,260	8.500		08/06/25	148,258
Telecom Italia Capital SA
	1,800,000	7.200		07/18/36	1,546,398
	1,000,000	7.721		06/04/38	888,210
T-Mobile USA, Inc.(a)
	7,351,000	3.875		04/15/30	6,755,716
	1,896,000	4.500		04/15/50	1,618,994
Verizon Communications, Inc.(a)
	2,800,000	3.150		03/22/30	2,470,076

					32,904,530

Telecommunications(a) – 0.0%
Telefonica Celular Del Paraguay SA
	750,000	5.875		04/15/27	707,077

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
	2,185,000	3.375		04/01/26	2,031,766

Transportation – 0.4%
Cargo Aircraft Management, Inc.(a)(b)
	785,000	4.750		02/01/28	699,090
CSX Corp.(a)
	3,575,000	4.100		11/15/32	3,383,880
MV24 Capital B.V.
	285,801	6.748	(b)	06/01/34	262,686

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
MV24 Capital B.V. – (continued)
$647,254	6.748%	06/01/34	$ 594,908
Rand Parent LLC(a)(b)
2,910,000	8.500	02/15/30	2,734,673
Transnet SOC Ltd.(b)
860,000	8.250	02/06/28	854,909
XPO Escrow Sub LLC(a)(b)
1,745,000	7.500	11/15/27	1,804,766

			10,334,912

Trucking & Leasing(a)(b) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
2,220,000	5.500	05/01/28	2,051,768

TOTAL CORPORATE OBLIGATIONS (Cost $1,232,561,682)			$1,114,400,193

Shares	Description		Value

Common Stocks – 36.8%
Aerospace & Defense – 0.5%
43,339	L3Harris Technologies, Inc.		$ 8,212,307
8,572	Northrop Grumman Corp.		3,814,540

			12,026,847

Air Freight & Logistics – 0.3%
31,393	United Parcel Service, Inc. Class B		5,874,572

Banks – 3.0%
532,693	Bank of America Corp.		17,046,176
246,989	BNP Paribas SA ADR		8,160,517
157,862	JPMorgan Chase & Co.		24,935,881
762,575	Nordea Bank Abp ADR		8,685,729
323,230	Truist Financial Corp.		10,737,701

			69,566,004

Beverages – 0.8%
138,306	Coca-Cola Europacific Partners PLC		8,767,217
150,737	The Coca-Cola Co.		9,335,143

			18,102,360

Biotechnology – 0.5%
139,620	Gilead Sciences, Inc.		10,630,667

Capital Markets – 1.5%
17,380	BlackRock, Inc.		12,841,213
164,654	Blackstone, Inc.		17,254,093
51,446	Singapore Exchange Ltd. ADR		5,466,652

			35,561,958

Chemicals – 0.6%
33,363	Linde PLC		13,033,923

Commerical Services & Supplies – 0.4%
56,617	Republic Services, Inc.		8,555,395

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 0.6%
243,506	Cisco Systems, Inc.	$ 12,672,052
35,685	Intelsat Emergence SA(d)	725,583

		13,397,635

Construction & Engineering – 0.3%
246,384	Vinci SA ADR	7,214,124

Consumer Finance – 0.3%
46,795	American Express Co.	7,902,740

Consumer Staples Distribution & Retail – 1.0%
273,702	Koninklijke Ahold Delhaize NV ADR	9,429,034
85,111	Walmart, Inc.	13,605,844

		23,034,878

Containers & Packaging – 0.4%
230,078	International Paper Co.	8,296,613

Diversified Telecommunication Services – 0.4%
702,649	AT&T, Inc.	10,202,463

Electric Utilities – 1.5%
169,670	Iberdrola SA ADR	8,481,464
220,229	NextEra Energy, Inc.	16,142,786
165,968	Xcel Energy, Inc.	10,411,172

		35,035,422

Electrical Equipment – 0.9%
53,173	Eaton Corp. PLC	10,917,480
279,403	Schneider Electric SE ADR	9,946,747

		20,864,227

Energy Equipment & Services(d) – 0.1%
63,962	Noble Corp. PLC	3,343,294

Financial Services – 0.4%
35,892	Visa, Inc. Class A	8,532,605

Food Products – 1.0%
79,486	General Mills, Inc.	5,940,784
92,101	Nestle SA ADR	11,319,213
178,296	The Kraft Heinz Co.	6,450,749

		23,710,746

Ground Transportation – 0.3%
27,484	Norfolk Southern Corp.	6,419,988

Health Care Equipment & Supplies – 1.0%
68,299	Abbott Laboratories	7,603,728
55,624	Hoya Corp. ADR	6,452,940
60,905	Zimmer Biomet Holdings, Inc.	8,414,026

		22,470,694

Health Care Providers & Services – 0.4%
127,823	CVS Health Corp.	9,547,100

Health Care REITs – 0.3%
311,605	Healthpeak Properties, Inc.	6,802,337

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 0.9%
40,804	McDonald’s Corp.	$ 11,963,733
61,803	Yum! Brands, Inc.	8,508,419

		20,472,152

Household Products – 0.7%
522,262	Reckitt Benckiser Group PLC ADR(k)	7,891,379
51,574	The Procter & Gamble Co.	8,061,016

		15,952,395

Industrial Conglomerates – 0.4%
48,102	Honeywell International, Inc.	9,338,041

Insurance – 1.1%
46,442	Marsh & McLennan Cos., Inc.	8,750,602
76,442	The Allstate Corp.	8,613,484
172,542	Zurich Insurance Group AG ADR	8,323,426

		25,687,512

IT Services – 0.3%
20,266	Accenture PLC Class A	6,411,149

Machinery – 0.6%
29,188	Caterpillar, Inc.	7,739,782
26,911	Illinois Tool Works, Inc.	7,086,205

		14,825,987

Media – 0.9%
194,739	Bright Pattern Holding Co.(d)(e)	1,947
139,107	Comcast Corp. Class A	6,295,983
355,974	iHeartMedia, Inc. Class A(d)	1,683,757
138,466	New York Times Co. Class A	5,643,874
88,808	Omnicom Group, Inc.	7,514,933

		21,140,494

Metals & Mining – 1.1%
195,971	Freeport-McMoRan, Inc.	8,750,105
254,215	Rio Tinto PLC ADR	16,918,008

		25,668,113

Multi-Utilities – 2.0%
122,771	Ameren Corp.	10,517,792
170,616	CMS Energy Corp.	10,419,519
158,791	Dominion Energy, Inc.	8,503,258
157,267	National Grid PLC ADR(k)	10,596,650
47,024	Sempra	7,007,517

		47,044,736

Oil, Gas & Consumable Fuels – 2.6%
2,490	Chesapeake Energy Corp.	210,006
123,543	ConocoPhillips	14,543,482
66,983	EOG Resources, Inc.	8,877,257
171,659	Exxon Mobil Corp.	18,408,711
264,022	Shell PLC ADR	16,271,676

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
86,915	Summit Midstream Partners LP(d)	$ 1,395,855

		59,706,987

Personal Products – 0.4%
172,190	Unilever PLC ADR	9,251,769

Pharmaceuticals – 3.0%
145,729	AstraZeneca PLC ADR	10,448,769
266,105	Bristol-Myers Squibb Co.	16,549,070
31,577	Eli Lilly & Co.	14,353,325
121,128	Johnson & Johnson	20,292,574
232,140	Roche Holding AG ADR	8,983,818

		70,627,556

Residential REITs – 0.3%
39,152	AvalonBay Communities, Inc.	7,386,025

Retail REITs – 0.2%
89,531	Regency Centers Corp.	5,866,966

Semiconductors & Semiconductor Equipment – 2.1%
12,019	ASML Holding NV	8,610,532
11,321	KLA Corp.	5,818,428
135,277	Marvell Technology, Inc.	8,810,591
81,990	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,129,308
35,392	Texas Instruments, Inc.	6,370,560
147,372	Tokyo Electron Ltd. ADR	11,058,795

		48,798,214

Software – 0.8%
194,739	Aspect Software, Inc. Class B(d)(e)	1,948
25,297	Microsoft Corp.	8,497,768
94,669	Oracle Corp.	11,098,047

		19,597,763

Specialized REITs – 0.7%
38,628	American Tower Corp.	7,351,295
71,172	Digital Realty Trust, Inc.	8,869,454

		16,220,749

Specialty Retail – 0.9%
169,228	Foot Locker, Inc.	4,547,156
41,584	Lowe’s Cos., Inc.	9,741,884
58,541	Ross Stores, Inc.	6,711,140

		21,000,180

Technology Hardware, Storage & Peripherals – 0.3%
138,273	Dell Technologies, Inc. Class C	7,317,407

Textiles, Apparel & Luxury Goods – 0.3%
71,292	NIKE, Inc. Class B	7,869,924

Trading Companies & Distributors – 0.4%
164,676	Fastenal Co.	9,651,660

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
Water Utilities – 0.3%
45,992	American Water Works Co., Inc.		$ 6,780,601

TOTAL COMMON STOCKS (Cost $696,761,184)			$ 856,742,972

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(l) – 5.9%
Aerospace & Defense – 0.2%
ADS Tactical, Inc. (1M USD SOFR + 5.750%)
$3,557,105	11.183%	03/19/26	$ 3,402,975

Automotive – 0.5%
First Brands Group, LLC
(3M USD SOFR + 8.500%)
2,900,000	14.381	03/30/28	2,678,875
(3M USD SOFR + 5.000%)
696,500	10.881	03/30/27	687,362
(6M USD SOFR + 5.000%)
3,283,557	10.881	03/30/27	3,241,823
Garrett LX I S.a.r.l. (3M USD SOFR + 3.250%)
2,751,000	8.881	04/30/28	2,700,574
OEConnection LLC (1M USD SOFR + 4.000%)
2,512,489	9.370	09/25/26	2,495,555

			11,804,189

Building & Construction Materials – 0.2%
Energize HoldCo LLC
(1M USD SOFR + 3.750%)
2,295,943	9.183	12/08/28	2,281,594
(1M USD SOFR + 6.750%)
1,250,000	12.183	12/07/29	1,143,750

			3,425,344

Building Materials – 0.1%
Icebox Holdco III, Inc.
(3M USD SOFR + 3.750%)
2,199,095	9.254	12/22/28	2,154,651
(3M USD SOFR + 6.750%)
625,000	12.254	12/21/29	546,875

			2,701,526

Chemicals – 0.4%
Momentive Performance Materials, Inc. (1M USD SOFR + 4.500%)
4,009,950	9.819	03/29/28	3,963,154
Nouryon Finance B.V. (3M USD SOFR + 4.000%)
4,621,383	9.318	04/03/28	4,601,187

			8,564,341

Commercial Services – 0.3%
Albion Financing 3 S.a.r.l. (3M USD SOFR + 5.500%)
2,992,500	10.651	08/17/26	2,979,423

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(l) – (continued)
Commercial Services – (continued)
Anticimex International AB
(3M USD SOFR + 3.400%)
$1,973,180	8.450%	11/16/28	$ 1,948,515
(3M USD SOFR + 4.000%)
2,943,388	8.950	11/16/28	2,908,450

			7,836,388

Computers – 0.2%
Peraton Corp. (3M USD SOFR + 7.750%)
1,747,455	12.979	02/01/29	1,699,942
Virtusa Corp. (3M USD LIBOR + 3.750%)
1,893,547	9.331	02/11/28	1,882,109

			3,582,051

Consumer Cyclical Services – 0.1%
The Hertz Corp. (1M USD SOFR + 3.250%)
3,146,149	8.683	06/30/28	3,141,335

Diversified Financial Services – 0.0%
Fiserv Investment Solutions, Inc. (3M USD SOFR + 4.000%)
630,500	9.129	02/18/27	614,214

Engineering & Construction – 0.1%
Brown Group Holding, LLC
(1M USD SOFR + 2.500%)
975,604	7.819	06/07/28	966,658
(3M USD SOFR + 3.750%)
1,191,000	9.067	07/02/29	1,189,261

			2,155,919

Entertainment – 0.1%
Cinemark USA, Inc. (1M USD SOFR + 3.750%)
2,942,625	9.049	05/24/30	2,929,148

Food & Drug Retailing – 0.0%
B&G Foods, Inc. (1M USD SOFR + 2.500%)
507,788	7.819	10/10/26	500,989

Health Care Services – 0.1%
ICON Luxembourg S.a.r.l. (3M USD SOFR + 2.250%)
689,718	7.754	07/03/28	689,953
Verscend Holding Corp. (1M USD SOFR + 4.000%)
1,337,579	9.025	08/27/25	1,335,345

			2,025,298

Healthcare Providers & Services – 0.3%
Insulet Corp. (1M USD SOFR + 3.250%)
4,581,068	8.683	05/04/28	4,585,374
PRA Health Sciences, Inc. (3M USD SOFR + 2.250%)
171,844	7.754	07/03/28	171,902
RegionalCare Hospital Partners Holdings, Inc. (3M USD LIBOR + 3.750%)
3,200,000	9.116	11/16/25	3,152,992

			7,910,268

Home Construction – 0.2%
Chamberlain Group, Inc. (1M USD SOFR + 3.250%)
4,358,625	8.669	11/03/28	4,290,238

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(c)(l) – (continued)
Leisure Time – 0.1%
Arcis Golf LLC (1M USD SOFR + 4.250%)
	$1,999,687	9.683%	11/24/28	$ 1,999,688

Machinery-Diversified – 0.3%
Clark Equipment Co. (3M USD SOFR + 2.500%)
	345,625	7.842	04/20/29	345,732
Engineered Machinery Holdings, Inc.
(3M EURIBOR + 3.750%)
EUR	859,688	7.348	05/21/28	929,631
(3M USD LIBOR + 3.500%)
	$1,843,057	9.038	05/19/28	1,829,529
Vertical US Newco, Inc. (6M USD SOFR + 3.500%)
	4,641,543	9.381	07/30/27	4,621,259

				7,726,151

Media – 0.5%
CSC Holdings, LLC
(1M USD LIBOR + 2.500%)
	3,668,809	7.836	04/15/27	3,190,543
(1M USD SOFR + 4.500%)
	1,650,623	9.722	01/18/28	1,514,860
Cumulus Media New Holdings, Inc. (3M USD LIBOR + 3.750%)
	602,528	9.226	03/31/26	475,244
DirecTV Financing, LLC (1M USD SOFR + 5.000%)
	2,169,437	10.433	08/02/27	2,153,514
Entercom Media Corp. (1M USD SOFR + 2.500%)
	4,070,000	8.131	11/18/24	2,183,270
Syndigo LLC (1M USD SOFR + 4.500%)
	2,028,313	9.906	12/15/27	1,896,472

				11,413,903

Media - Broadcasting & Radio – 0.2%
Getty Images, Inc. (1M USD SOFR + 4.500%)
	2,654,154	9.844	02/19/26	2,653,331
Grinding Media, Inc. (3M USD SOFR + 4.000%)
	2,628,187	9.530	10/12/28	2,569,053

				5,222,384

Packaging – 0.1%
LABL, Inc. (1M USD SOFR + 5.100%)
	1,871,500	10.419	10/29/28	1,860,271
Reynolds Group Holdings, Inc. (1M USD SOFR + 3.250%)
	804,757	8.683	02/05/26	803,534

				2,663,805

Pharmaceuticals – 0.3%
Gainwell Acquisition Corp. (3M USD SOFR + 4.000%)
	6,240,000	9.342	10/01/27	6,129,240

Pipelines – 0.1%
CQP Holdco LP (1M USD SOFR + 3.500%)
	3,283,123	8.919	06/05/28	3,279,709

Retailers – 0.1%
TruGreen LP (3M USD LIBOR + 8.500%)
	1,750,000	14.131	11/02/28	1,017,923

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(c)(l) – (continued)
Retailing – 0.1%
New Era Cap Co., Inc. (1M USD SOFR + 6.000%)
	$1,898,438	11.336%	07/13/27	$ 1,879,453

Services Cyclical - Consumer Services – 0.1%
Asurion LLC (3M USD LIBOR + 3.250%)
	3,242,009	8.788	12/23/26	3,153,275

Software – 0.6%
Athenahealth Group, Inc.
(1M USD SOFR + 3.500%)
	293,478	7.821	02/15/29	284,418
(1M USD SOFR + 3.500%)
	2,382,943	8.805	02/15/29	2,309,382
Banff Merger Sub, Inc. (1M USD SOFR + 3.750%)
	4,254,719	9.183	10/02/25	4,242,508
Ceridian HCM Holding, Inc. (3M USD LIBOR + 2.500%)
	2,857,500	7.976	04/30/25	2,853,928
The Dun & Bradstreet Corp. (1M USD SOFR + 3.000%)
	3,344,485	8.666	02/06/26	3,342,980
The Ultimate Software Group, Inc. (3M USD SOFR + 3.750%)
	1,588,125	9.219	05/04/26	1,585,155

				14,618,371

Technology - Software/Services – 0.4%
AppLovin Corp. (1M USD SOFR + 3.350%)
	828,316	8.669	08/15/25	827,538
DCert Buyer, Inc.
(3M USD SOFR + 4.000%)
	4,551,601	9.264	10/16/26	4,529,571
(3M USD SOFR + 7.000%)
	2,700,000	12.264	02/19/29	2,507,625
Loyalty Ventures, Inc.(d)(e)
	2,451,250	0.000	11/03/27	245,125

				8,109,859

Telecommunication Services – 0.1%
Level 3 Financing, Inc. (1M USD SOFR + 1.750%)
	1,568,485	7.183	03/01/27	1,471,600

Telecommunications – 0.1%
Intelsat Jackson Holdings S.A. (3M USD SOFR + 4.250%)
	2,937,983	7.445	02/01/29	2,930,227

TOTAL BANK LOANS (Cost $141,531,890)				$ 136,499,811

Sovereign Debt Obligations – 0.4%
United States Dollar – 0.4%
Benin Government International Bond
EUR	350,000	4.875%	01/19/32	$ 298,644
Dominican Republic International Bonds(a)(b)
	$1,283,000	7.050	02/03/31	1,295,561
Hungary Government Bonds
	730,000	3.125	09/21/51	466,667
Ivory Coast Government International Bond(b)
	450,000	6.375	03/03/28	438,876

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Kingdom of Bahrain
$540,000	5.625%		05/18/34	$ 483,338
National Bank of Uzbekistan
200,000	4.850		10/21/25	190,232
Republic of Ecuador
1,440,000	3.500	(j)	07/31/35	493,358
57,283	0.000	(b)(h)	07/31/30	16,282
Republic of Guatemala(a)
766,000	6.125		06/01/50	711,308
Republic of Nigeria
400,000	7.625		11/28/47	297,756
320,000	8.250		09/28/51	250,861
Republic of Oman
980,000	6.500		03/08/47	940,408
280,000	5.625		01/17/28	278,079
200,000	6.250	(b)	01/25/31	205,064
Republic of Panama
930,000	4.300		04/29/53	692,208
Republic of Paraguay(a)
820,000	5.400		03/30/50	707,594
Republic of Romania
1,030,000	4.000		02/14/51	747,265
Republic of Turkey
260,000	6.125		10/24/28	242,034
1,130,000	9.875		01/15/28	1,198,421
Ukraine Government Bond
220,000	7.750		09/01/25	72,490
United Mexican States(a)
200,000	5.400		02/09/28	202,444

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,381,753)				$ 10,228,890

Shares	Dividend Rate	Value

Preferred Stocks(a) – 0.4%
Capital Markets(c) – 0.2%
Morgan Stanley (3M USD LIBOR + 3.708%)
183,597	6.375%	$ 4,593,597

Diversified Telecommunication Services – 0.0%
Qwest Corp.
43,276	6.500	626,636

Insurance(c)(d) – 0.2%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	8.511	3,164,678

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$ 8,384,911

Units	Expiration Date		Value

Warrants(a)(d)(e) – 0.0%
Noble Corp. PLC
5,288		02/04/28	$ 126,912
(Cost $13,220)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(c) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M USD SOFR + 0.304%)
$124,080	5.603%	07/25/47	$ 105,554

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $48,081)			$ 105,554

Units	Expiration Date		Value

Rights(d) – 0.0%
Intelsat Jackson Holdings SA
7,470		12/05/25	$ 36,420
(Cost $—)

Shares	Description		Value

Exchange Traded Funds – 2.0%
120,368		Invesco QQQ Trust Series 1	$ 46,182,794
(Cost $44,501,054)

Shares	Dividend Rate		Value

Investment Companies(m) – 3.6%
Goldman Sachs Financial Square Government Fund - Class R6
9,096,231		5.220%	$ 9,096,231
Goldman Sachs Financial Square Government Fund - Institutional Shares
41,072,485		5.220	41,072,485
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
1,054,073		1.853	33,118,987

TOTAL INVESTMENT COMPANIES (Cost $68,019,222)			$ 83,287,703

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(m) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
49,241	5.220%	$ 49,241
(Cost $49,241)

TOTAL INVESTMENTS – 96.9% (Cost $ 2,202,648,314)		$2,256,045,401

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		72,820,649

NET ASSETS – 100.0%		$2,328,866,050

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2023.

(d)	Security is currently in default and/or non-income producing.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2023.

(g)	Pay-in-kind securities.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Guaranteed by a foreign government until maturity.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2023.

(k)	All or a portion of security is on loan.

(l)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(m)	Represents an affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	26,617,973	EUR	24,161,015	09/19/23	$(13,155)

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Bonds	15	09/20/23	$1,754,766	$(23,672)
10 Year U.S. Treasury Notes	20	09/20/23	2,228,125	(28,475)
2 Year U.S. Treasury Notes	256	09/29/23	1,421,219	(583,405)
20 Year U.S. Treasury Bonds	171	09/20/23	3,608,687	(368,389)
S&P 500 E-Mini Index	190	09/15/23	43,837,750	2,316,538
Ultra Long U.S. Treasury Bonds	617	09/20/23	3,966,562	(1,566,919)

Total				$(254,322)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year German Euro-Bund	(32)	09/07/23	$(4,679,474)	$74,188
10 Year U.S. Treasury Bonds	(713)	09/20/23	(79,432,656)	1,750,753
10 Year U.S. Treasury Notes	(309)	09/20/23	(36,148,172)	685,800
5 Year U.S. Treasury Notes	(203)	09/29/23	(747,742)	292,322
German 5 Year Euro-Bobl	(62)	09/07/23	(7,900,108)	100,452

Total				$2,903,515

TOTAL FUTURES CONTRACTS				$2,649,193

SWAP CONTRACTS — At July 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

5.000%(b)	12M SOFR(b)	09/20/24		$750	$2,035	$582	$1,453
4.500(c)	12M SOFR(c)	09/20/25		6,700	21,322	12,164	9,158
12M SOFR(c)	4.000%(c)	09/20/26		7,030	(54,355)	(70,297)	15,942
3.500(c)	6M EURO(d)	09/20/26	EUR	230	(607)	(474)	(133)
12M SOFR(c)	3.750(c)	09/20/28		$148,820	(1,005,800)	352,967	(1,358,767)
3.250(c)	6M EURO(d)	09/20/28	EUR	530	(2,189)	(1,364)	(825)
3.500(c)	12M SOFR(c)	09/20/30		$24,380	371,534	281,141	90,393
3.250(c)	6M EURO(d)	09/20/30	EUR	260	(3,003)	(2,655)	(348)
12M SOFR(c)	3.500(c)	09/20/33		$148,900	(1,985,909)	20,487	(2,006,396)
12M SOFR(c)	3.500(c)	09/20/43		1,020	(9,509)	20,875	(30,384)
12M SOFR(c)	3.250(c)	09/20/53		9,690	(161,153)	146,317	(307,470)

TOTAL					$(2,827,634)	$759,743	$(3,587,377)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2023.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

WRITTEN OPTIONS CONTRACTS — At July 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Excercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
SPX Index	MS & Co. Int. PLC	$4,613.550	08/15/2023	(8,565)	$(3,951,505,575)	$(245,400)	$(171,728)	$(73,672)
Euro Stoxx Index	MS & Co. Int. PLC	4,510.110	08/15/2023	(4,060)	(1,831,104,660)	(123,340)	(88,244)	(35,095)
Euro Stoxx Index	MS & Co. Int. PLC	4,587.560	08/31/2023	(4,022)	(1,845,116,632)	(93,856)	(94,911)	1,054
SPX Index	MS & Co. Int. PLC	4,699.095	08/31/2023	(8,390)	(3,942,540,705)	(175,567)	(175,567)	—

Total written option contracts				(25,037)	$(11,570,267,572)	$(638,163)	$(530,450)	$(107,713)

TOTAL				(25,037)	$(11,570,267,572)	$(638,163)	$(530,450)	$(107,713)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
MTN	— Medium Term Note
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Banks – 0.5%
47,495	Comerica, Inc.	$ 2,562,830

Biotechnology – 2.4%
42,805	AbbVie, Inc.	6,402,772
24,046	Amgen, Inc.	5,630,371

		12,033,143

Broadline Retail – 0.5%
6,795	Dillard’s, Inc. Class A	2,330,957

Building Products – 2.6%
42,805	A.O. Smith Corp.	3,108,927
9,875	Lennox International, Inc.	3,628,470
59,205	Masco Corp.	3,592,560
24,370	UFP Industries, Inc.	2,504,261

		12,834,218

Capital Markets – 4.8%
15,452	Evercore, Inc. Class A	2,086,947
8,935	FactSet Research Systems, Inc.	3,887,083
11,170	MarketAxess Holdings, Inc.	3,007,187
13,535	Moody’s Corp.	4,774,471
35,301	T. Rowe Price Group, Inc.	4,351,201
87,035	The Charles Schwab Corp.	5,753,014

		23,859,903

Chemicals – 0.9%
15,814	The Sherwin-Williams Co.	4,372,571

Commerical Services & Supplies – 0.8%
97,102	Rollins, Inc.	3,964,675

Communications Equipment – 1.7%
28,898	Motorola Solutions, Inc.	8,283,034

Consumer Finance – 0.8%
35,660	Discover Financial Services	3,763,913

Consumer Staples Distribution & Retail – 2.2%
10,764	Costco Wholesale Corp.	6,035,052
96,447	The Kroger Co.	4,691,182

		10,726,234

Distributors – 0.7%
9,555	Pool Corp.	3,676,191

Diversified Telecommunication Services – 0.6%
48,350	Cogent Communications Holdings, Inc.	2,960,954

Electric Utilities – 1.0%
69,232	NextEra Energy, Inc.	5,074,706

Electronic Equipment, Instruments & Components – 4.3%
102,061	Amphenol Corp. Class A	9,013,007
226,216	Corning, Inc.	7,677,771
15,685	Littelfuse, Inc.	4,777,651

		21,468,429

Energy Equipment & Services* – 0.1%
27,613	Kodiak Gas Services, Inc.	516,363

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 2.9%
19,274	Jack Henry & Associates, Inc.	$ 3,229,744
14,153	Mastercard, Inc. Class A	5,580,245
23,695	Visa, Inc. Class A	5,633,012

		14,443,001

Food Products – 2.0%
106,926	Hormel Foods Corp.	4,371,135
73,955	Mondelez International, Inc. Class A	5,482,284

		9,853,419

Health Care Equipment & Supplies – 2.2%
53,635	Abbott Laboratories	5,971,185
17,818	Stryker Corp.	5,049,799

		11,020,984

Health Care Providers & Services – 4.7%
72,366	CVS Health Corp.	5,405,016
12,652	Elevance Health, Inc.	5,967,063
11,336	Humana, Inc.	5,178,625
13,049	UnitedHealth Group, Inc.	6,607,622

		23,158,326

Hotels, Restaurants & Leisure – 1.8%
8,940	Domino’s Pizza, Inc.	3,546,855
53,754	Starbucks Corp.	5,459,794

		9,006,649

Household Products – 0.3%
6,730	WD-40 Co.	1,544,535

Independent Power and Renewable Electricity Producers – 0.7%
150,820	The AES Corp.	3,262,237

Insurance – 2.2%
24,450	American Financial Group, Inc.	2,973,365
56,320	CNO Financial Group, Inc.	1,448,550
12,040	Primerica, Inc.	2,560,908
49,155	Principal Financial Group, Inc.	3,926,010

		10,908,833

IT Services – 1.1%
60,560	Amdocs Ltd.	5,670,838

Life Sciences Tools & Services – 1.2%
23,874	Danaher Corp.	6,089,302

Machinery – 1.7%
43,153	Graco, Inc.	3,423,328
24,905	Mueller Industries, Inc.	2,018,799
30,085	The Toro Co.	3,058,140

		8,500,267

Media – 4.9%
278,164	Comcast Corp. Class A	12,589,702
27,550	Nexstar Media Group, Inc.	5,144,136
194,673	The Interpublic Group of Cos., Inc.	6,663,657

		24,397,495

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 1.3%
11,365	Reliance Steel & Aluminum Co.	$ 3,328,354
30,834	Steel Dynamics, Inc.	3,286,288

		6,614,642

Multi-Utilities – 0.6%
102,355	NiSource, Inc.	2,849,563

Oil, Gas & Consumable Fuels – 13.9%
8,903	APA Corp.	360,482
30,597	Cheniere Energy Partners LP	1,580,335
19,704	Cheniere Energy, Inc.	3,189,289
3,266	Chevron Corp.	534,514
6,112	ConocoPhillips	719,505
109,102	Crestwood Equity Partners LP	3,178,141
46,087	DTE Midstream, Inc.	2,466,576
632,523	Energy Transfer LP	8,406,231
333,054	EnLink Midstream LLC*	3,863,426
210,047	Enterprise Products Partners LP	5,568,346
5,548	EOG Resources, Inc.	735,276
35,050	Equitrans Midstream Corp.	363,469
106,763	Genesis Energy LP	1,045,210
22,293	Hess Midstream LP Class A	695,319
55,176	Holly Energy Partners LP	1,075,932
86,465	Magellan Midstream Partners LP	5,730,036
47,660	Marathon Oil Corp.	1,252,028
195,803	MPLX LP	6,952,965
49,428	NuStar Energy LP	888,221
24,164	ONEOK, Inc.	1,619,955
378,780	Plains All American Pipeline LP	5,636,246
44,057	Sunoco LP	2,019,573
38,979	Targa Resources Corp.	3,195,888
46,558	The Williams Cos., Inc.	1,603,923
236,118	Western Midstream Partners LP	6,675,056

		69,355,942

Personal Products – 1.4%
12,905	Inter Parfums, Inc.	1,930,072
26,519	The Estee Lauder Cos., Inc. Class A	4,773,420

		6,703,492

Pharmaceuticals – 1.5%
53,745	Perrigo Co. PLC	1,969,217
29,535	Zoetis, Inc.	5,555,238

		7,524,455

Professional Services – 0.5%
34,470	Robert Half, Inc.	2,555,951

Residential REITs – 0.6%
41,380	Equity LifeStyle Properties, Inc.	2,945,428

Semiconductors & Semiconductor Equipment – 7.0%
71,545	Applied Materials, Inc.	10,845,507
19,292	KLA Corp.	9,915,123
42,067	Power Integrations, Inc.	4,086,388
56,849	Texas Instruments, Inc.	10,232,820

		35,079,838

Shares	Description	Value

Common Stocks – (continued)
Software – 8.8%
26,305	InterDigital, Inc.	$ 2,438,210
21,288	Intuit, Inc.	10,893,070
32,531	Microsoft Corp.	10,927,814
92,321	Oracle Corp.	10,822,791
18,209	Roper Technologies, Inc.	8,977,947

		44,059,832

Specialized REITs – 1.5%
22,719	American Tower Corp.	4,323,653
23,230	Extra Space Storage, Inc.	3,242,211

		7,565,864

Specialty Retail – 4.6%
48,104	Best Buy Co., Inc.	3,995,037
24,137	Lowe’s Cos., Inc.	5,654,575
18,611	The Home Depot, Inc.	6,213,096
19,270	Tractor Supply Co.	4,316,288
20,647	Williams-Sonoma, Inc.	2,862,500

		23,041,496

Technology Hardware, Storage & Peripherals – 1.6%
247,121	HP, Inc.	8,112,982

Textiles, Apparel & Luxury Goods – 1.8%
24,680	Columbia Sportswear Co.	1,940,095
53,080	NIKE, Inc. Class B	5,859,501
11,560	Oxford Industries, Inc.	1,246,746

		9,046,342

Trading Companies & Distributors – 1.7%
77,948	Fastenal Co.	4,568,532
9,852	Watsco, Inc.	3,725,928

		8,294,460

TOTAL COMMON STOCKS (Cost $349,203,148)		$480,034,294

Shares	Dividend Rate	Value

Investment Companies(a) – 3.1%
Goldman Sachs Financial Square Government Fund - Class R6
15,183,709	5.220%	$ 15,183,709
Goldman Sachs Financial Square Government Fund - Institutional Shares
588,504	5.220	588,504

TOTAL INVESTMENT COMPANIES (Cost $15,772,213)		$ 15,772,213

TOTAL INVESTMENTS – 99.5% (Cost $364,975,361)		$495,806,507

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,285,767

NET ASSETS – 100.0%		$498,092,274

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	65	09/15/23	$14,997,125	$647,902

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2023:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,114,400,193	$—
Bank Loans	—	136,254,686	245,125
Sovereign Debt Obligations	—	10,228,890	—
Mortgage-Backed Obligations	—	105,554	—
Common Stock and/or Other Equity Investments(a)
Asia	31,107,695	—	—
Europe	162,465,646	725,583	—
North America	638,277,098	—	3,895
South America	24,163,055	—	—
Preferred Stocks	—	8,384,911	—
Warrants	—	—	126,912
Securities Lending Reinvestment Vehicle	49,241	—	—
Rights	—	36,420	—
Exchange Traded Funds	46,182,794	—	—
Investment Companies	83,287,703	—	—

Total	$985,533,232	$1,270,136,237	$375,932

Derivative Type

Assets(b)
Futures Contracts	$5,220,053	$—	$—
Interest Rate Swap Contracts	—	116,946	—

Total	$5,220,053	$116,946	$—

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME BUILDER (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(13,155)	$—
Futures Contracts(b)	(2,570,860)	—	—
Interest Rate Swap Contracts(b)	—	(3,704,323)	—
Written Option Contracts	—	(638,163)	—

Total	$(2,570,860)	$(4,355,641)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,969,217	$—	$—
North America	478,065,077	—	—
Investment Companies	15,772,213	—	—

Total	$495,806,507	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$647,902	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and

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instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the (Funds/Portfolios) from buying and selling securities (in the impact the Funds/Portfolios liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of

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securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk —The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

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Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.